Related Party Transactions (Details) - USD ($)				1 Months Ended				5 Months Ended	9 Months Ended	12 Months Ended		13 Months Ended
	Aug. 18, 2020	Aug. 12, 2020	Aug. 12, 2020	Nov. 16, 2020	Oct. 19, 2020	Aug. 24, 2020	Aug. 18, 2020	Dec. 31, 2020	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Oct. 19, 2021	Dec. 17, 2021	Nov. 30, 2021	Oct. 14, 2020
Related Party Transactions (Details) [Line Items]
Shares forfeited (in Shares)				431,250
Founder shares percentage				20.00%
Price per unit (in Dollars per share)								$ 10.15			$ 10.15
Additional paid in capital
Note payable					$ 71,000
Working capital								1,500,000
Founder shares (in Shares)						2,875,000
Loan borrowed	$ 71,000						$ 71,000
DocGo Inc. and Subsidiaries [Member]
Related Party Transactions (Details) [Line Items]
Common stock, par value (in Dollars per share)														$ 0.0001
Additional paid in capital								142,346,852		$ 283,161,216	142,346,852
Note payable								$ 1,258,851		1,903,288	1,258,851
Medical supplies amount										271,103	148,276
Subcontractor payments										656,883	1,044,120
Commission payments										155,092	84,852
Joint ventures borrow up													$ 12,000,000
DocGo Inc. and Subsidiaries [Member] | SM Hewlett [Member]
Related Party Transactions (Details) [Line Items]
Commission payments										132,414
DocGo Inc. and Subsidiaries [Member] | EDTSLS [Member]
Related Party Transactions (Details) [Line Items]
Commission payments										$ 702,083	$ 555,055
Sponsor [Member]
Related Party Transactions (Details) [Line Items]
Loan to cover expenses	$ 150,000						$ 150,000
Private Placement [Member]
Related Party Transactions (Details) [Line Items]
Purchase of warrants (in Shares)								2,533,333	2,533,333
Price per unit (in Dollars per share)								$ 1.5			$ 1.5
Gross proceeds								$ 3,800,000,000,000
Warrant liability								2,052,000
Additional paid in capital								$ 1,748,000			$ 1,748,000
Private Placement Warrants [Member]
Related Party Transactions (Details) [Line Items]
Purchase of warrants (in Shares)									2,533,333
Warrants price (in Dollars per share)									$ 1.5
Gross proceeds									$ 3,800,000
Chief Executive Officer [Member]
Related Party Transactions (Details) [Line Items]
Offering costs		$ 25,000	$ 25,000		$ 25,000
Class B Common Stock [Member]
Related Party Transactions (Details) [Line Items]
Common stock, par value (in Dollars per share)								$ 0.0001	$ 0.0001		$ 0.0001
Shares surrendered (in Shares)															431,250
Common stock, shares outstanding (in Shares)								2,875,000	0		2,875,000
Shares forfeited (in Shares)				431,250
Shares surrendered (in Shares)															431,250
Class B Common Stock [Member] | Chief Executive Officer [Member]
Related Party Transactions (Details) [Line Items]
Purchase of warrants (in Shares)		3,737,500	3,737,500
Common stock, par value (in Dollars per share)		$ 0.0001	$ 0.0001
Class A Common Stock [Member]
Related Party Transactions (Details) [Line Items]
Purchase of warrants (in Shares)												11,500,000
Common stock, par value (in Dollars per share)								$ 0.0001	$ 0.0001		$ 0.0001
Common stock, shares outstanding (in Shares)								0	2,875,000		0
Common Stock Equal or Exceeds Percentage (in Dollars per share)								$ 12	$ 12
Price per unit (in Dollars per share)								11.5			$ 11.5
Price per unit (in Dollars per share)									$ 11.5
Class A Common Stock [Member] | DocGo Inc. and Subsidiaries [Member]
Related Party Transactions (Details) [Line Items]
Common stock, par value (in Dollars per share)										$ 0.0001
Common stock, shares outstanding (in Shares)								76,488,415		100,069,438	76,488,415
Accounts Payable [Member] | DocGo Inc. and Subsidiaries [Member]
Related Party Transactions (Details) [Line Items]
Accounts payable								$ 5,169		$ 230,517	$ 5,169
Maximum [Member]
Related Party Transactions (Details) [Line Items]
Common stock, shares outstanding (in Shares)				3,306,250
Maximum [Member] | Class B Common Stock [Member]
Related Party Transactions (Details) [Line Items]
Common stock, shares outstanding (in Shares)				3,306,250											3,737,500
Minimum [Member]
Related Party Transactions (Details) [Line Items]
Common stock, shares outstanding (in Shares)				2,875,000
Minimum [Member] | Class B Common Stock [Member]
Related Party Transactions (Details) [Line Items]
Common stock, shares outstanding (in Shares)				2,875,000											3,306,250
Warrant [Member] | Post Business Combination Entity [Member]
Related Party Transactions (Details) [Line Items]
Business combination price (in Dollars per share)								$ 1.5			$ 1.5